Derivative financial assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments
Derivative financial assets, fair value	¥ 40,356	¥ 38,008
Derivative financial assets, notional amount	386,542	364,302
Foreign exchange swaps
Disclosure of detailed information about financial instruments
Derivative financial assets, fair value		388
Derivative financial assets, notional amount		5,666
Currency forwards
Disclosure of detailed information about financial instruments
Derivative financial assets, fair value	40,356	37,620
Derivative financial assets, notional amount	¥ 386,542	¥ 358,636